Derivative Warrant Liabilities	6 Months Ended
Apr. 30, 2026
Derivative Warrant Liabilities [Abstract]
Derivative warrant liabilities
5.	Derivative warrant liabilities

a.

On April 6, 2023, the Company issued 4,505,718 warrants in connection with its April 2023 Public Offering (“April 2023 Warrants”). The April 2023 Warrants include a cashless exercise provision and repricing adjustments for offerings at a price lower than the existing exercise price of the warrants, stock splits, reclassifications, subdivisions, and other similar transactions and therefore, these warrants were recorded at their fair value as a derivative liability at the time of the grant and are revalued at the end of each reporting period. The number of April 2023 Warrants does not change, however, the number of shares issued upon the exercise of the April 2023 Warrants have changed, subject to the adjustment noted above (“Warrant Shares”).

On November 14, 2025, April 2023 Warrants were exercised for 1,305 common shares (see note 8(a)).

b.	On September 18, 2023, the Company issued 7,500,000 warrants in connection with its September 2023 Public Offering (“September 2023 Warrants”). The September 2023 Warrants include a cashless exercise provision and repricing adjustments for offerings at a price lower than the existing exercise price of the warrants, stock splits, reclassifications, subdivisions, and other similar transactions and therefore, these warrants were recorded at their fair value as a derivative liability at the time of the grant and are revalued at the end of each reporting period. The number of September 2023 Warrants does not change, however, the number of shares issued upon the exercise of the September 2023 Warrants have changed, subject to the adjustment noted above.

c.	On January 16, 2024, the Company issued 1,500,000 warrants with an exercise price of $640.0 per warrant in connection with its January 2024 Public Offering (“January 2024 Warrants”). The January 2024 Warrants include a cashless exercise provision and repricing adjustments for offerings at a price lower than the existing exercise price of the warrants, stock splits, reclassifications, subdivisions, and other similar transactions and therefore, these warrants were recorded at their fair value as a derivative liability at the time of the grant and are revalued at the end of each reporting period. The number of January 2024 Warrants does not change, however, the number of shares issued upon the exercise of the January 2024 Warrants have changed, subject to the adjustment noted above.

On November 14, 2025, January 2024 Warrants were exercised into 3,923 common shares and on April 21, 2026, January 2024 Warrants shares were exercised into 22,785 common shares. (see note 8(a)).

d.	On December 15, 2025, following the Reverse Split of the Company shares noted above, the exercise prices of the January 2024 Warrants were reduced to $25.607. On February 13, 2026, following the conversions of the Promissory Notes, the exercise prices of the April 2023 Warrants, the September 2023 Warrants and the January 2024 Warrants were reduced to $12.50. On April 15, 2026, following the conversions of the Promissory Notes, the exercise prices of the April 2023 Warrants, the September 2023 Warrants and the January 2024 Warrants were reduced to $6.00. For further details of the ratio of warrant shares issuable and outstanding in relation to the April 2023 Warrants, the September 2023 Warrants and the January 2024 Warrants, see detailed table in note 8. See also note 15(b) for details of further price changes after April 30, 2026.

e.	During the three and six months ended April 30, 2026, the Company recorded a loss on the revaluation of the total derivative warrant liabilities of $452,435 and $86,509, respectively, in the Condensed Interim Consolidated Statements of Operations and Comprehensive Loss.

f.	The binomial model was used to measure the derivative warrant liability with the following assumptions:

April 30, 2026
Share Price	$7.12
Exercise Price	$6.00
Expected life	1.93 – 2.71 years
Risk-free interest rate	3.57 – 3.90%
Dividend yield	0.00%
Expected volatility	124.89 – 146.96%

g.	The following table presents the changes in the derivative warrant liability during the period:

Balance as of October 31, 2024	$3,519,702
Exercise of warrants	(21,921)
Change in fair value of warrants	(1,128,586)
Balance as of October 31, 2025	$2,369,195
Exercise of warrants	(319,951)
Change in fair value of warrants	86,509
Balance as of April 30, 2026	$2,135,753